Leases - Summary of Carrying Amounts of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
At January 1	£ 190	£ 396
Re-measurement of liability	520	0
Accretion of interest	20	17	£ 29
Payments	(54)	(223)
Effect of foreign currency exchange differences	0	0
At December 31	676	190	£ 396
Current	20	73
Non-current	£ 656	£ 117